Semiannual Report January 31, 2001
Oppenheimer California Municipal Fund

REPORT HIGHLIGHTS

CONTENTS

1	President’s Letter

3	An Interview with Your Fund’s Managers

9	Financial Statements

32	Officers and Trustees

Fund Objective

Oppenheimer California Municipal Fund seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

Cumulative Total Returns*

For the 6-month period Ended 1/31/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	6.44%	1.39%

Class B	6.14%	1.14%

Class C	6.16%	5.16%

Average Annual Total Returns*

For the 1-year period Ended 1/31/01

	Without	With
	Sales Chg.	Sales Chg.

Class A	14.31%	8.88%

Class B	13.43%	8.43%

Class C	13.47%	12.47%

*See Notes on page 7 for further details.

PRESIDENT’S LETTER

Bridget A. Macaskill President Oppenheimer California Municipal Fund

Dear Shareholder,

The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

      In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

      Market conditions shifted dramatically during 2000. When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By mid-year, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow—triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.

      The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

      Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary policy of the past 18 months by reducing key short-term interest

1  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRESIDENT’S LETTER

rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a “soft landing.”

      Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.

      In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

      In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements of the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

Bridget A. Macaskill

February 22, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict the performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

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AN INTERVIEW WITH YOUR FUND’S MANAGER

Portfolio Management
Team
Jerry Webman
Merrell Hora

Q How did the Fund perform over the first half of fiscal 2001?

A. Thanks to an exceptionally strong rally in California’s tax-exempt bond market, Oppenheimer California Municipal Fund performed very well in the six months that ended January 31, 2001. Despite the excellent results, however, the Fund underperformed the average California tax-exempt bond fund.

What created the favorable conditions in the municipal bond market?

One major factor was a downshift in the rate of economic growth. Indications that the economy was expanding more slowly recently (2.4% annualized rate in the third quarter of 2000) than in the previous year (4% in 1999) spurred a rally in the bond markets.

      Between mid-1999 and mid-2000, the Federal Reserve had raised key short-term interest rates six times, in an attempt to keep economic growth and inflation at moderate, sustainable rates. By the second half of 2000, it had become apparent that the Fed was succeeding. Investors reasoned that, as the economy lost its vigor, the Fed would cut interest rates to stimulate investment and spending. Anticipating this shift, they allowed bond yields to decline. Since bond yields and bond prices move in opposite directions, the markets rallied.

      California’s municipal market received an added boost from a very tight supply-demand relationship—one of the tightest in the nation, in fact. With state tax revenues at high levels, municipalities didn’t need new debt to fund their growth, so new bond issuance in 2000 was below that of prior years. At the same time, high personal incomes fueled growing demand among individual investors for tax-exempt bonds. The combination of short supply and rising demand helped to keep prices high.

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AN INTERVIEW WITH YOUR FUND’S MANAGER

Which bonds made the largest contribution to the strong six-month results?

Demand for high quality bonds, which carry less risk and are thus more popular with individual investors, was exceptionally strong during the period. As you might expect in this scenario, the higher quality bonds in the portfolio appreciated the most and were the largest contributors to performance.

      The Fund’s high yield bond component posted gains as well, though these gains were not nearly as large as those garnered by the high quality bonds. The reason: Many of the high yield bonds in the portfolio are housing development securities backed by pools of single-family mortgages. When interest rates decline, people are more likely to refinance their homes, and the higher yielding mortgages in the pools are paid off in this process. This prepayment risk limits the appreciation potential of the bonds in a declining interest rate environment. Thus, while the housing bonds added substantially to current income, they limited the Fund’s price-appreciation potential.

What changes did you make to the Fund during this period?

We assumed day-to-day management responsibilities for the Fund on October 1. Since then we have made a series of modest adjustments intended to achieve a more stable balance of the various risks in the portfolio. For instance, with rates falling, we invested in bonds with call protection. And we made a move to reduce the portfolio’s exposure to high yielding, credit-sensitive bonds, which may be more volatile than higher quality bonds. To compensate for the loss of yield while controlling risk, we invested in high quality issues in the 15- to 20-year maturity range. We felt that this “sweet spot” on the yield curve provided the highest yield for the amount of risk assumed.

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In retrospect, what could you have done differently?

We might have increased our investment in bonds that respond the most positively to falling interest rates. When fixed income markets rally, issues with 25- to 30-year maturities generally post the biggest gains, and this is precisely what occurred in the past six months. Our somewhat cautious approach to interest rate risk—in other words, our focus on 15- to 20-year bonds—was the primary reason the Fund’s total return was below the average for its peer group.

What is your outlook for the California municipal market?

On January 3, the Fed reduced its target for the federal funds rate by 0.50%, and on January 31, by another 0.50%. We believe the Fed is likely to continue easing, but not for long. While the economy clearly is losing momentum, we don’t foresee a crash-landing. As of this writing, there has been no significant falloff in employment rates, which are an important indicator of economic strength.

      Meanwhile, California has one of the most diversified economies in all the United States and is in fine fiscal shape. The one concern on California’s horizon is a power supply problem that has created new challenges for the state in recent weeks. We will monitor this situation closely and take whatever steps might be necessary and possible to protect the Fund from any negative impact as California resolves the matter.

Average Annual Total Returns with Sales Charge

For the Periods Ended 12/31/00 [1]

Class A

1-Year	5-Year	10-Year

7.37%	4.07%	6.17%

Class B		Since

1-Year	5-Year	Inception

6.87%	3.96%	4.83%

Class C		Since

1-Year	5-Year	Inception

10.79%	4.27%	4.70%

Standardized Yields

For the 30 Days Ended 1/31/01[2]

Class A	4.29%

Class B	3.74

Class C	3.74

1.	See Notes on page 7 for further details.

2.	Standardized yield is based on net investment income for the 30-day period ended January 31, 2001. Falling share prices will tend to artificially raise yields.

Past performance is not predictive of future performance.

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      We believe the market has already factored in several interest rate cuts by the Fed and will now move in a relatively narrow price range, provided there are no major surprises from the new presidential administration. Based on this outlook, we will continue to be vigilant about credit exposure and to seek ways to augment yield by attempting to find the best position on the yield curve. This well-balanced approach to seeking tax-exempt income is what makes Oppenheimer California Municipal Fund part of The Right Way to Invest.

Top Five Industries[4]

Special Assessment	28.3%

Electric Utilities	11.1

Single Family Housing	10.4

Highways	8.9

General Obligation	8.0

3.	Portfolio data is subject to change. Percentages are as of January 31, 2001, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 24.4% of total investments) but which the ratings given above have been assigned by the Fund’s investment advisor for internal purposes as being comparable, in the Manager’s judgment, to securities rated by a rating agency in the same category.

4.	Portfolio is subject to change. Percentages are as of January 31, 2001, and are based on total market value of investments.

6  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to changes and current performance may be less than the results shown as of 1/31/01. For quarterly updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 11/3/88. Unless otherwise noted, the average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund’s maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, the average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “life-of-class” return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, the average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

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Financials

8  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2001 / Unaudited

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

Municipal Bonds and Notes—98.4%

California—90.8%

ABC CA USD CAP GOUN, FGIC Insured, Zero Coupon, 5.54%, 8/1/25[1]	Aaa/AAA/AAA	$1,000,000	$271,370

Anaheim, CA PFAU TXAL RB, MBIA Insured, Inverse Floater, 8.745%, 12/28/18[2]	Aaa/AAA	4,000,000	4,990,000

Assn. of Bay Area Governments FAU for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, MBIA-IBC

Insured, 5.125%, 5/15/23	Aaa/AAA/AAA	2,750,000	2,755,830

Benicia, CA USD CAP GOUN, Series B, MBIA

Insured, Zero Coupon, 5.90%, 8/1/23[1]	Aaa/AAA/AAA	6,500,000	1,970,735

Benicia, CA USD CAP GOUN, Series B, MBIA

Insured, Zero Coupon, 5.92%, 8/1/25[1]	Aaa/AAA/AAA	3,600,000	976,932

Berkeley, CA HF RRB, Alta Bates Medical Center Prerefunded, Series A, 6.50%, 12/1/11	A2/A+	5,365,000	5,716,461

CA CDAU MH RB, Village Riviera Hills, Series E, 5.45%, 2/1/25	NR/AAA	985,000	1,001,745

CA Educational FA RRB, Los Angeles College Chiropractic, 5.60%, 11/1/17	Baa2/NR	1,000,000	987,610

CA Foothill/Eastern Corridor Agency Toll Road CAP RB, Sr. Lien, Escrowed to Maturity, Series A, Zero Coupon, 6.12%, 1/1/23[1]	Aaa/AAA/BBB	10,000,000	3,153,900

CA Foothill/Eastern Corridor Agency Toll Road CAP RB, Sr. Lien, Escrowed to Maturity, Series A, Zero Coupon, 5.20%, 1/1/26[1]	Aaa/AAA/BBB	5,000,000	1,333,550

CA Foothill/Eastern Corridor Agency Toll Road CAP RB, Sr. Lien, Escrowed to Maturity, Series A, Zero Coupon, 5.99%, 1/1/28[1]	Aaa/AAA/BBB	12,060,000	2,877,637

CA Foothill/Eastern Corridor Agency Toll Road CAP RRB, Zero Coupon, 5.98%, 1/15/21[1]	Baa3/BBB-/BBB	12,500,000	3,794,000

CA Foothill/Eastern Corridor Agency Toll Road CAP RRB, Zero Coupon, 6%, 1/15/22[1]	Baa3/BBB-/BBB	13,000,000	3,709,290

CA Foothill/Eastern Corridor Agency Toll Road RRB, Sr. Lien, Prerefunded, Series A, 6.50%, 1/1/32	Aaa/AAA/BBB	6,000,000	6,866,340

CA GOB, 5%, 10/1/23	Aa2/AA/AA	3,000,000	2,945,910

CA GOUN, 5.75%, 3/1/30	Aa2/AAA/AA	4,150,000	4,405,764

CA HFA RB, 8.791%, 2/1/25[3,4]	NR/NR	7,140,000	7,601,815

CA HFA RB, Series A, 7.35%, 8/1/11	Aa2/AA-	75,000	76,500

CA HFA RB, Series E-1, 6.45%, 2/1/12	Aa/AA-	750,000	775,560

CA HFA SFM Purchase RB, Series A-2, 6.45%, 8/1/25	Aaa/AAA	1,970,000	2,041,629

CA HFA SFM RB, Series 83, Inverse Floater, 8.418%, 8/1/25[2]	NR/AAA	3,045,000	3,266,463

CA HFFAU RB, Los Angeles Children’s Hospital, Prerefunded, Series A, 7.125%, 6/1/21	Aaa/A+	1,000,000	1,033,010

CA Infrastructure & ED Bank RB, American Center for Wine, Food & Arts, 5.55%, 12/1/12	NR/A/A	1,710,000	1,732,093

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STATEMENT OF INVESTMENTS Unaudited/Continued

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

CA PCFAU RB, Pacific Gas & Electric Co. Project, Series B, 6.35%, 6/1/09	B3/CCC	$3,000,000	$2,555,250

CA PCFAU SWD RRB, North Cnty. Recycling Center, Escrowed to Maturity, Series A, 6.75%, 7/1/11	Aaa/NR	500,000	563,965

CA PWBL RB, State Prison Department of Corrections, Series E, FSA Insured, 5.50%, 6/1/15	Aaa/AAA	5,000,000	5,571,350

CA PWBL RRB, Various University of CA Projects, Series A, 5.50%, 6/1/14	Aa2/A+/A+	1,500,000	1,673,850

CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed Securities Program, Series B, 7.75%, 9/1/26	NR/AAA	775,000	834,644

CA Rural Home Mtg. FAU SFM RB, Mtg.-Backed Securities Program, Series D, Cl. 5, 6.70%, 5/1/29	NR/AAA	1,890,000	2,129,633

CA SCDAU COP, 7.25%, 11/1/29	NR/NR	7,000,000	7,244,510

CA SCDAU COP, Winward Schools, 6.90%, 9/1/23	NR/NR	2,000,000	2,044,640

CA SCDAU Revenue Refunding COP, Cedars-Sinai Medical Center, Inverse Floater, 6.561%, 11/1/15[2]	A1/NR	7,800,000	8,043,750

Cabrillo, CA Community College District CAP

GOUN, Series B, FGIC Insured, Zero Coupon, 5.10%, 8/1/21[1]	Aaa/AAA/AAA	3,155,000	1,069,987

Campbell, CA RA TXAL RB, Central Campbell Redevelopment Project, Series B, 6.60%, 10/1/32	Baa3/BBB-	2,355,000	2,482,924

Campbell, CA Refunding COP, Civic Center Project, Prerefunded, 6.75%, 10/1/17	A2/NR	1,130,000	1,179,279

Capistrano, CA USD CFD SPTX Bonds, Ladera No. 98-2, 5.70%, 9/1/20	NR/NR	5,000,000	4,876,000

Capistrano, CA USD CFD SPTX Bonds, Prerefunded, No. 92-1, 7.10%, 9/1/21	NR/NR	3,250,000	3,823,105

Cerritos, CA PFAU RB, Los Coyotes Redevelopment Project, 6.50%, 11/1/23	Aaa/AAA/AAA	3,000,000	3,623,280

Chino Basin, CA Regional FAU RB, Inland Empire Utility Agency Sewer Project, MBIA Insured, 5.75%, 11/1/19	Aaa/AAA/AAA	1,000,000	1,075,210

Chino Basin, CA Regional FAU RB, Inland Empire Utility Agency Sewer Project, MBIA Insured, 5.75%, 11/1/22	Aaa/AAA/AAA	500,000	535,595

Clovis, CA USD CAP GOB, Series D, FGIC Insured, Zero Coupon, 5.60%, 8/1/10[1]	Aaa/AAA	2,000,000	1,346,920

Colton, CA PFAU TXAL RRB, Redevelopment Projects, Series B, 5.875%, 8/1/27	NR/NR	3,700,000	3,687,679

Commerce, CA Community Development Commission TXAL Refunding Bonds, Redevelopment Project No. 1, Sub. Lien, Series B, 5.75%, 8/1/10	NR/NR	815,000	861,822

Commerce, CA Community Development Commission TXAL Refunding Bonds, Redevelopment Project No. 1, Sub. Lien, Series B, 6%, 8/1/21	NR/NR	2,800,000	2,812,012

Commerce, CA Joint Powers FAU Lease RB, Community Center, Series A, 6.25%, 10/1/22	Baa2/NR	1,410,000	1,452,638

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	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

Compton, CA Refunding COP, Civic Center & Capital Improvements, Series A, 5.50%, 9/1/15	NR/BBB	$3,000,000	$2,983,500

Contra Costa Cnty., CA SPTX RRB, CFD No. 91-1, 5.58%, 8/1/16	NR/NR	3,075,000	3,019,066

Corona, CA SFM RB, Sub. Lien, Series B, 6.30%, 11/1/28	A/NR	800,000	817,096

Davis, CA PFFAU Local Agency RRB, Mace Ranch Area, Series A, 6.60%, 9/1/25	NR/NR	3,445,000	3,561,096

Duarte, CA COP, City of Hope National Medical Center, 6.25%, 4/1/23	Baa2/AAA	4,500,000	4,848,615

East Palo Alto, CA RA TXAL RB, 6.625%, 10/1/29	NR/NR	3,280,000	3,465,943

Encinitas, CA CFD No. 1 SPTX Bonds, Series A, 5.875%, 9/1/20	NR/NR	3,500,000	3,445,820

Escondido, CA Union High SDI CAP GOB, MBIA

Insured, Escrowed to Maturity, Zero Coupon, 6.72%, 11/1/19[1]	Aaa/AAA	7,500,000	2,846,175

Escondido, CA Union High SDI CAP GOB, MBIA

Insured, Zero Coupon, 6.20%, 11/1/18[1]	Aaa/AAA	6,000,000	2,431,080

Folsom, CA CFD No. 10 SPTX Bonds, 6.875%, 9/1/19	NR/NR	8,500,000	9,082,760

Fontana, CA RA TXAL GORB, Jurupa Hills Redevelopment Project, Prerefunded, Series A, 7.10%, 10/1/23	NR/BBB+	1,960,000	2,116,976

Fontana, CA RA TXAL Refunding Bonds, Jurupa Hills Redevelopment Project, Series A, 5.50%, 10/1/27	NR/BBB+	3,400,000	3,242,206

Fresno, CA HAU MH RB, Central Valley Coalition Projects, Series A, 5.50%, 7/1/30	Aaa/AAA/AAA	1,500,000	1,560,870

Fresno, CA USD GORB, Series A, MBIA Insured, 6.55%, 8/1/20	Aaa/AAA/AAA	1,950,000	2,322,508

Fresno, CA USD GOUN, Series A, MBIA Insured, 6.40%, 8/1/16	Aaa/AAA/AAA	1,000,000	1,203,240

Glendale, CA EU RB, MBIA Insured, 5.90%, 2/1/25	Aaa/AAA/AAA	7,455,000	8,103,510

Golden West Schools FAU CAP RRB, Series A, MBIA Insured, Zero Coupon, 6.14%, 2/1/20[1]	Aaa/AAA/AAA	2,480,000	915,393

Golden West Schools FAU CAP RRB, Series A, MBIA Insured, Zero Coupon, 6.30%, 8/1/20[1]	Aaa/AAA/AAA	2,000,000	719,100

Huntington Park, CA PFAU Lease RRB, Wastewater System Project, Series A, 6.20%, 10/1/25	NR/NR	3,000,000	3,065,190

Industry, CA Improvement Bond Act of 1915 SPAST

GOB, Prerefunded, District No. 91-1, 7.65%, 9/2/21	NR/NR	1,750,000	1,882,370

Lake Elsinore, CA School FAU RRB, Horsethief Canyon, 5.35%, 9/1/10	NR/NR	2,000,000	2,040,640

Lake Elsinore, CA School FAU SPTX RRB, Horsethief Canyon, 5.625%, 9/1/16	NR/NR	8,010,000	7,989,014

Las Virgenes, CA USD CAP Bonds, Series A, MBIA Insured, Zero Coupon, 5.32%, 11/1/12[1]	Aaa/AAA/AAA	2,095,000	1,236,951

Lincoln, CA Improvement Bond Act 1915

PFAU RB, 6.20%, 9/2/25	NR/NR	5,460,000	5,503,898

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STATEMENT OF INVESTMENTS Unaudited/Continued

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

Long Beach, CA Harbor RRB, Series A, FGIC Insured, 6%, 5/15/10	Aaa/AAA/AAA	$500,000	$561,435

Los Angeles Cnty., CA CAP COP, Disney Parking Project, AMBAC Insured, Zero Coupon, 5.94%, 3/1/12[1]	Aaa/AAA/AAA	750,000	456,255

Los Angeles Cnty., CA CAP COP, Disney Parking Project, AMBAC Insured, Zero Coupon, 6.13%, 9/1/14[1]	Aaa/AAA/AAA	6,860,000	3,608,909

Los Angeles Cnty., CA CAP COP, Disney Parking Project, AMBAC Insured, Zero Coupon, 6.30%, 9/1/16[1]	Aaa/AAA/AAA	1,495,000	689,868

Los Angeles Cnty., CA CAP COP, Disney Parking Project, Zero Coupon, 6.93%, 9/1/10[1]	A2/A-/A	5,960,000	3,806,056

Los Angeles Cnty., CA CAP COP, Disney Parking Project, Zero Coupon, 6.95%, 9/1/11[1]	A2/A-/A	5,240,000	3,147,406

Los Angeles Cnty., CA CAP COP, Disney Parking Project, Zero Coupon, 7.03%, 9/1/13[1]	A2/A-/A	4,500,000	2,371,725

Los Angeles, CA Harbor Department RB, Series B, 5.375%, 11/1/23	Aa3/AA/AA	5,000,000	5,034,200

Los Angeles, CA USD GOUN, FGIC Insured, 5.91%, 7/1/15[3,4]	NR/AAA	2,500,000	2,949,725

Los Angeles, CA USD GOUN, FGIC Insured, 5.91%, 7/1/16[3,4]	NR/AAA	2,500,000	2,949,725

Los Angeles, CA USD GOUN, FGIC Insured, 5.91%, 7/1/17[3,4]	NR/AAA	1,500,000	1,769,835

Los Angeles, CA USD GOUN, Series A, FGIC

Insured, 6%, 7/1/15	Aaa/AAA/AAA	1,000,000	1,168,840

Modesto, CA Irrigation District FAU RRB, Series A, MBIA Insured, 6%, 10/1/15	Aaa/AAA	5,000,000	5,473,850

Mountain View Los Altos, CA Union High SDI RB, Series B, 6.50%, 5/1/17	Aa2/AA	2,000,000	2,303,600

Norco, CA CDD No. 97-1 SPTX Bonds, 7.10%, 10/1/30	NR/NR	1,320,000	1,400,441

Oakland, CA RA TXAL Refunding Bonds, MBIA Insured, 5.95%, 9/1/19[4]	Aaa/AAA	8,600,000	8,993,364

Orange Cnty., CA CFD No. 88-1 SPTX Bonds, Aliso Viejo, Prerefunded, Series A, 7.10%, 8/15/05	NR/AAA	1,440,000	1,550,506

Orange Cnty., CA CFD No. 88-1 SPTX Bonds, Aliso Viejo, Prerefunded, Series A, 7.35%, 8/15/18	NR/AAA	7,000,000	7,563,290

Orange Cnty., CA CFD No. 99-1 SPTX Bonds, Series A, 6.70%, 8/15/29	NR/NR	2,250,000	2,389,162

Orange Cnty., CA CFD SPTX Bonds, Ladera Ranch, Series A, 6.25%, 8/15/30	NR/NR	2,000,000	2,011,260

Orange Cnty., CA Improvement Bond Act of 1915

SPAST GOB, Assessment No. 88-1, 6.25%, 9/2/18	NR/NR	2,130,000	2,175,795

Oxnard, CA USD GOUN, Series E, FGIC Insured, 5.90%, 8/1/26	Aaa/AAA/AAA	2,540,000	2,748,331

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	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

Oxnard, CA USD GOUN, Series E, FGIC Insured, 5.90%, 8/1/30	Aaa/AAA/AAA	$2,180,000	$2,355,926

Pittsburg, CA RA TXAL Bonds, Los Medanos Community Development Project, AMBAC Insured, 5.75%, 8/1/16	Aaa/AAA/AAA	720,000	789,898

Pittsburg, CA RA TXAL Bonds, Los Medanos Community Development Project, AMBAC Insured, 5.80%, 8/1/17	Aaa/AAA/AAA	1,525,000	1,668,182

Pittsburg, CA RA TXAL Bonds, Los Medanos Community Development Project, AMBAC Insured, 5.85%, 8/1/18	Aaa/AAA/AAA	1,615,000	1,765,437

Pittsburg, CA RA TXAL Bonds, Los Medanos Community Development Project, AMBAC Insured, Zero Coupon, 6.10%, 8/1/20[1]	Aaa/AAA/AAA	5,150,000	1,820,319

Pittsburg, CA RA TXAL Bonds, Los Medanos Community Development Project, AMBAC Insured, Zero Coupon, 5.92%, 8/1/28[1]	Aaa/AAA/AAA	5,000,000	1,117,050

Pittsburg, CA RA TXAL Refunding Bonds, Los Medanos Community Development Project, Sub. Lien, 6.20%, 8/1/19	NR/BBB	3,500,000	3,601,185

Placentia, CA PFAU SPTX Bonds, Jr. Lien, Series B, 6.60%, 9/1/15	NR/NR	1,600,000	1,640,608

Pomona, CA SFM RRB, Escrowed to Maturity, Series A, 7.60%, 5/1/23	Aaa/AAA	7,000,000	9,078,440

Pomona, CA SFM RRB, Escrowed to Maturity, Series B, 7.50%, 8/1/23	Aaa/AAA	500,000	641,860

Pomona, CA USD GORB, Series A, MBIA Insured, 6.15%, 8/1/15	Aaa/AAA	2,500,000	2,889,400

Pomona, CA USD Refunding GOUN, Series A, MBIA Insured, 6.45%, 8/1/22	Aaa/AAA/AAA	1,000,000	1,197,870

Port Oakland, CA POAU RB, Series G, MBIA Insured, 5.375%, 11/1/25	Aaa/AAA/AAA	10,650,000	10,819,974

Port Oakland, CA RB, Series 666A, 6.828%, 11/1/15[3,4]	NR/NR	2,500,000	2,822,200

Port Oakland, CA RB, Series 666B, 7.078%, 11/1/16[3,4]	NR/NR	2,500,000	2,829,575

Redding, CA Electric System Revenue COP, FGIC Insured, Inverse Floater, 6.541%, 6/1/19[2]	Aaa/AAA/AAA	5,150,000	5,452,562

Redding, CA Electric System Revenue COP, MBIA Insured, Inverse Floater, 8.903%, 7/8/22[2]	Aaa/AAA	3,000,000	3,802,500

Richmond, CA Improvement Bond Act of 1915 GORB, Reassessment District No. 855, 6.60%, 9/2/19	NR/NR	1,200,000	1,236,612

Richmond, CA Wastewater RB, FGIC Insured, 5.80%, 8/1/16	Aaa/AAA/AAA	765,000	843,657

Richmond, CA Wastewater RB, FGIC Insured, 5.80%, 8/1/18	Aaa/AAA/AAA	3,315,000	3,614,013

Riverside Cnty., CA PFAU Refunding COP, 5.75%, 5/15/19	NR/BBB-	2,100,000	2,001,657

13  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

Riverside Cnty., CA PFAU TXAL RRB, Redevelopment Projects, Series A, 5.625%, 10/1/33	Baa2/BBB-	$4,850,000	$4,693,442

Riverside Cnty., CA Refunding COP, Air Force Village West, Inc., Prerefunded, Series A, 8.125%, 6/15/12	NR/NR	3,000,000	3,243,780

Riverside Cnty., CA Refunding COP, Air Force Village West, Inc., Series A, 8.125%, 6/15/20	NR/NR	3,000,000	3,248,880

Riverside Cnty., CA SFM RB, Escrowed to Maturity, Series A, 7.80%, 5/1/21	Aaa/AAA	5,285,000	7,028,574

Roseville, CA SPTX RB, Woodcreek West Community Facility No. 1 Project, 5.875%, 9/1/08	NR/NR	1,235,000	1,294,119

Roseville, CA SPTX RB, Woodcreek West Community Facility No. 1 Project, 6.50%, 9/1/15	NR/NR	1,500,000	1,591,230

Roseville, CA SPTX RB, Woodcreek West Community Facility No. 1 Project, 6.70%, 9/1/25	NR/NR	1,750,000	1,845,813

Sacramento Cnty., CA Sanitation District FAU RRB, Series A, 6%, 12/1/15	Aa3/AA/AA	1,000,000	1,135,200

Sacramento Cnty., CA SFM RB, Escrowed to Maturity, 8%, 7/1/16[5]	Aaa/AAA	12,810,000	17,298,112

Sacramento, CA Cogeneration Authority RB, Procter & Gamble Project, 6.50%, 7/1/14	NR/AAA	5,000,000	5,673,550

Sacramento, CA MUD Electric RRB, FGIC Insured, Inverse Floater, 9.675%, 8/15/18[2]	Aaa/AAA/AAA	7,000,000	7,761,250

Sacramento, CA PAU Cogeneration Project RB, MBIA-IBC Insured, 6%, 7/1/22	Aaa/AAA/AAA	6,800,000	7,288,376

Sacramento, CA USD GOUN, Series A, 5.875%, 7/1/21	Aa3/NR/AA	1,500,000	1,636,635

Sacramento, CA USD GOUN, Series A, 5.875%, 7/1/23	Aa3/NR/AA	1,000,000	1,088,910

Salinas Valley, CA Solid Waste Authority RB, 5.80%, 8/1/27	Baa3/BBB	1,665,000	1,643,488

San Bernardino Cnty., CA COP, Medical Center Financing Project, MBIA Insured, 5.50%, 8/1/17	Aaa/AAA	5,250,000	5,763,345

San Diego Cnty., CA COP, MBIA Insured, Inverse Floater, 8.146%, 11/18/19[2,6]	Aaa/AAA/AA-	2,000,000	2,117,500

San Diego Cnty., CA Water Authority Revenue COP, Prerefunded, Series 91-B, MBIA Insured, Inverse Floater, 8.72%, 4/8/21[2]	Aaa/AAA	4,000,000	5,120,000

San Francisco, CA Bay Area Rapid Transit District Sales Tax RRB, AMBAC Insured, 6.75%, 7/1/11	Aaa/AAA/AAA	1,000,000	1,226,130

San Francisco, CA City & Cnty. International Airport Commission RB, Second Series Issue 13-B, MBIA Insured, 8%, 5/1/07	Aaa/AAA	1,140,000	1,358,686

San Francisco, CA City & Cnty. International Airport Commission RB, Second Series Issue 14-A, MBIA Insured, 8%, 5/1/07	Aaa/AAA	1,290,000	1,537,461

San Francisco, CA City & Cnty. RA Lease RB, CAP, George R. Moscone Project, Zero Coupon, 5.36%, 7/1/10[1]	A1/A+/A+	4,500,000	2,977,290

14  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

San Francisco, CA City & Cnty. Redevelopment FAU TXAL CAP Refunding Bonds, Redevelopment Projects, Series C, Zero Coupon, 5.89%, 8/1/12[1]	Aaa/AAA/AAA	$1,750,000	$1,044,890

San Francisco, CA City & Cnty. Redevelopment FAU TXAL CAP Refunding Bonds, Redevelopment Projects, Series C, Zero Coupon, 5.99%, 8/1/13[1]	Aaa/AAA/AAA	750,000	421,425

San Francisco, CA City & Cnty. Redevelopment FAU TXAL CAP Refunding Bonds, Redevelopment Projects, Series C, Zero Coupon, 5.81%, 8/1/14[1]	Aaa/AAA/AAA	1,425,000	752,614

San Joaquin Hills, CA Transportation Corridor Agency Toll Road RB, Sr. Lien, 5%, 1/1/33	Baa3/NR	8,000,000	7,284,000

San Joaquin Hills, CA Transportation Corridor Agency Toll Road RB, Sr. Lien, Escrowed to Maturity, Zero Coupon, 5.94%, 1/1/23[1]	Aaa/AAA/AAA	21,250,000	6,702,038

San Joaquin Hills, CA Transportation Corridor Agency Toll Road RB, Sr. Lien, Prerefunded, 6.75%, 1/1/32	Aaa/AAA/AAA	10,500,000	11,357,115

Santa Ana, CA FAU RRB, Inner-City Commuter, Series C, 5.60%, 9/1/19	NR/BBB	3,060,000	2,989,069

Santa Ana, CA FAU RRB, Mainplace Project, Series D, 5.50%, 9/1/15	NR/NR	1,000,000	982,740

Santa Ana, CA FAU RRB, Mainplace Project, Series D, 5.60%, 9/1/19	NR/NR	1,000,000	988,010

Santa Ana, CA USD GOUN, FGIC Insured, 5.70%, 8/1/22	Aaa/AAA/AAA	2,560,000	2,737,613

Santa Clara Cnty., CA Mountain View SDI GOUN, Series B, FSA Insured, 6.125%, 7/1/25	Aaa/AAA/AAA	1,065,000	1,184,088

Santa Cruz, CA City High SDI GOUN, Series B, FGIC Insured, 6%, 8/1/29	Aaa/AAA/AAA	1,000,000	1,099,640

Santaluz Community Facilities District No. 2, CA SPTX Bonds, Improvement Area No. 1, 6.375%, 9/1/30	NR/NR	5,000,000	5,041,000

South Orange Cnty., CA PFAU SPTX RB, Foothill Area, Series C, FGIC Insured, 8%, 8/15/08	Aaa/AAA/AAA	1,500,000	1,904,505

Southern CA Home FAU SFM RB, Series A, 7.35%, 9/1/24	NR/AAA	990,000	1,010,651

Southern CA Metropolitan Water District RRB, Inverse Floater, 6.37%, 10/30/20[2]	Aa2/AA	4,500,000	4,708,125

Southern CA PPAU Transmission Project RB, Inverse Floater, 6.971%, 7/1/12[2]	Aa/NR	4,000,000	4,320,000

Stockton, CA CFD No. 90-2 SPTX RRB, Brookside Estates, 6.20%, 8/1/15	NR/NR	3,750,000	3,884,588

Tejon Ranch, CA PFFAU CFD No. 1 SPTX Bonds, Series A, 7.20%, 9/1/30	NR/NR	3,000,000	3,090,750

Tustin, CA USD CFD No. 88-1 SPTX RB, Prerefunded, Series B, 6.375%, 9/1/21	NR/NR	3,500,000	4,023,390

Tustin, CA USD CFD No. 97-1 SPTX RB, 6.375%, 9/1/35	NR/NR	2,000,000	2,035,120

15  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

	Ratings:
	Moody's/	Principal	Market Value
	S&P/Fitch	Amount	See Note 1

California Continued

University of CA Regents RB, Multiple Purpose Projects, Prerefunded, Series A, 6.875%, 9/1/16	NR/AAA	$1,950,000	$2,096,036

West Covina, CA COP, Queen of the Valley Hospital, Prefunded, 6.50%, 8/15/19	A2/NR	1,120,000	1,249,718

			486,766,603

U.S. Possessions—7.6%

Guam PAU RB, Prerefunded, Series A, 6.625%, 10/1/14	NR/AAA	2,000,000	2,241,040

PR Childrens Trust Fund Asset Backed RB, 6%, 7/1/26	Aa3/A/A+	3,000,000	3,081,210

PR CMWLTH Aqueduct & Sewer Authority RRB, MBIA-IBC Insured, 6.25%, 7/1/13	Aaa/AAA	1,000,000	1,184,460

PR CMWLTH GORB, MBIA Insured, Inverse Floater, 8.284%, 7/1/08[2,6]	Aaa/AAA	5,000,000	5,412,500

PR Electric PAU RB, Series HH, FSA Insured, 5.25%, 7/1/29	Aaa/AAA/AAA	4,000,000	4,055,920

PR EPAU RB, Prerefunded, Series P, 7%, 7/1/21	Aaa/AAA	4,000,000	4,140,040

PR HFA SFM RB, Affordable Housing Mtg. Portfolio I, 6.25%, 4/1/29	Aaa/AAA	2,325,000	2,417,396

PR Industrial, Tourist, Educational, Medical & Environmental Control Facilities RB, Cogen Facilities AES Puerto Rico Project, 6.625%, 6/1/26	Baa2/NR/BBB	5,510,000	5,828,313

PR Industrial, Tourist, Educational, Medical & Environmental Control Facilities RB, Mennonite General Hospital Project, Series A, 6.50%, 7/1/12	NR/BBB-	2,910,000	2,805,531

Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19	NR/BBB-	4,515,000	4,774,161

Virgin Islands PFAU RB, Sub. Lien, Series E, 6%, 10/1/22	NR/NR	5,150,000	5,012,650

			40,953,221

Total Municipal Bonds and Notes (Cost $490,299,156)			527,719,824

16  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

				Market Value
	Date	Strike	Contracts	See Note 1

Options Purchased—0.2%

U.S. Treasury Nts., 10 yr. Futures, 3/23/01 Call	3/23/01	105%	500	$507,812

U.S. Treasury Nts., 10 yr. Futures, 3/23/01 Put	3/23/01	105	500	554,688

Total Options Purchased (Cost $1,219,063)				1,062,500

Total Investments, at Value (Cost $491,518,219)			98.6%	528,782,324

Other Assets Net of Liabilities			1.4	7,477,445

Net Assets			100.0%	$536,259,769

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

CAP	Capital Appreciation	PAU	Power Authority

CDAU	Communities Development Authority	PCFAU	Pollution Control Finance Authority

CDD	Community Development District	PFAU	Public Finance Authority

CFD	Community Facilities District	PFFAU	Public Facilities Finance Authority

CMWLTH	Commonwealth	POAU	Port Authority

COP	Certificates of Participation	PPAU	Public Power Authority

ED	Economic Development	PWBL	Public Works Board Lease

EPAU	Electric Power Authority	RA	Redevelopment Agency

EU	Electric Utilities	RB	Revenue Bonds

FA	Facilities Authority	RRB	Revenue Refunding Bonds

FAU	Finance Authority	SCDAU	Statewide Communities Development Authority

GOB	General Obligation Bonds	SDI	School District

GORB	General Obligation Refunding Bonds	SFM	Single Family Mtg.

GOUN	General Obligation Unlimited Nts.	SPAST	Special Assessment

HAU	Housing Authority	SPTX	Special Tax

HEFAU	Higher Educational Facilities Authority	SWD	Solid Waste Disposal

HF	Health Facilities	TXAL	Tax Allocation

HFA	Housing Finance Agency	USD	Unified School District

HFFAU	Health Facilities Finance Authority	MH	Multifamily Housing

MUD	Municipal Utility District

1.	Zero coupon bond reflects the effective yield on the date of purchase.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater” which pays interest at a rate that varies inversely with short-term interest rates—See Note 1 of Notes to Financial Statements.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,922,875 or 3.90% of the Fund’s net assets as of January 31, 2001.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	Securities with an aggregate market value of $2,025,540 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

6.	Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

17  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

Footnotes to Statement of Investments Continued

As of January 31, 2001, securities subject to the alternative minimum tax amount to $72,794,989 or 13.57% of the Fund’s net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

Industry	Market Value	Percent

Special Assessment	$149,858,514	28.3%

Electric Utilities	58,667,062	11.1

Single Family Housing	55,018,373	10.4

Highways	47,077,869	8.9

General Obligation	42,189,098	8.0

Municipal Leases	40,864,161	7.7

Marine/Aviation Facilities	26,524,401	5.0

Hospital/Healthcare	23,697,086	4.5

Water Utilities	21,260,596	4.0

Higher Education	14,761,430	2.8

Adult Living Facilities	11,250,147	2.1

Not-for-Profit Organization	8,976,603	1.7

Sales Tax	8,273,900	1.6

Sewer Utilities	7,203,675	1.4

Education	6,332,461	1.2

Pollution Control	2,555,250	0.5

Resource Recovery	2,207,453	0.4

Multifamily Housing	1,001,745	0.2

Options	1,062,500	0.2

Total	$528,782,324	100.0%

See accompanying Notes to Financial Statements.

18  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2001

Assets

Investments, at value (cost $491,518,219)—see accompanying statement	$528,782,324

Cash	879,508

Receivables and other assets:

Interest	7,834,254

Shares of beneficial interest sold	996,704

Other	11,204

Total assets	538,503,994

Liabilities

Payables and other liabilities:

Dividends	1,413,484

Shares of beneficial interest redeemed	384,325

Trustees’ compensation	169,077

Distribution and service plan fees	110,580

Daily variation on futures contracts	61,637

Transfer and shareholder servicing agent fees	36,826

Other	68,296

Total liabilities	2,244,225

Net Assets	$536,259,769

Composition of Net Assets Paid-in capital	$524,455,314

Overdistributed net investment income	(1,130,503)

Accumulated net realized loss on investment transactions	(24,377,285)

Net unrealized appreciation on investments	37,312,243

Net Assets	$536,259,769

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $383,282,543 and 36,530,812 shares of beneficial interest outstanding)	$10.49

Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.01

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,415,701 and 13,185,757 shares of beneficial interest outstanding)	$10.50

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,561,525 and 1,389,745 shares of beneficial interest outstanding)	$10.48

See accompanying Notes to Financial Statements.

19  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2001

Investment Income

Interest	$13,049,536

Expenses

Management fees	1,220,688

Distribution and service plan fees:

Class A	377,457

Class B	579,447

Class C	67,552

Transfer and shareholder servicing agent fees	92,413

Shareholder reports	44,232

Custodian fees and expenses	17,113

Trustees’ compensation	12,806

Other	45,475

Total expenses	2,457,183

Less waiver of expenses	(18,696)

Less expenses paid indirectly	(11,076)

Net expenses	2,427,411

Net Investment Income	10,622,125

Realized and Unrealized Gain

Net realized gain on:

Investments	208,540

Closing of futures contracts	23,400

Net realized gain	231,940

Net change in unrealized appreciation on investments	22,762,965

Net realized and unrealized gain	22,994,905

Net Increase in Net Assets Resulting from Operations	$33,617,030

See accompanying Notes to Financial Statements.

20  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2001	Year Ended
	(Unaudited)	July 31, 2000
Operations

Net investment income	$10,622,125	$20,969,130

Net realized gain (loss)	231,940	(23,960,825)

Net change in unrealized appreciation (depreciation)	22,762,965	2,384,079

Net increase (decrease) in net assets resulting from operations	33,617,030	(607,616)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:

Class A	(7,902,686)	(15,078,776)

Class B	(2,499,221)	(5,199,438)

Class C	(292,227)	(660,538)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:

Class A	96,511,156	(31,305,891)

Class B	27,049,205	(21,177,899)

Class C	1,230,750	(3,413,724)

Net Assets

Total increase (decrease)	147,714,007	(77,443,882)

Beginning of period	388,545,762	465,989,644

End of period (including overdistributed net investment income of $1,130,503 and $1,058,494, respectively)	$536,259,769	$388,545,762

See accompanying Notes to Financial Statements.

21  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months					Year
	Ended					Ended
	January 31, 2001					July 31,
Class A	(Unaudited)	2000	1999	1998	1997	1996[1]

Per Share Operating Data

Net asset value, beginning of period	$10.11	$10.57	$10.92	$10.94	$10.39	$10.69

Income (loss) from investment operations:

Net investment income	.27	.53	.53	.54	.58	.33

Net realized and unrealized gain (loss)	.38	(.46)	(.35)	.06	.54	(.30)

Total income from investment operations	.65	.07	.18	.60	1.12	.03

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.27)	(.53)	(.53)	(.54)	(.57)	(.33)

Distributions from net realized gain	—	—	—	(.08)	—	—

Total dividends and/or distributions to shareholders	(.27)	(.53)	(.53)	(.62)	(.57)	(.33)

Net asset value, end of period	$10.49	$10.11	$10.57	$10.92	$10.94	$10.39

Total Return, at Net Asset Value[2]	6.46%	0.86%	1.59%	5.66%	11.11%	0.34%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$383,283	$270,494	$316,363	$300,717	$298,162	$286,033

Average net assets (in thousands)	$308,420	$283,025	$314,094	$297,372	$289,439	$279,796

Ratios to average net assets:[3]

Net investment income	5.04%	5.34%	4.79%	4.91%	5.49%	5.53%

Expenses	0.89%	0.91%	0.91%	0.92%[4]	0.94%[4]	0.97%[4]

Expenses, net of indirect expenses	0.88%	N/A	N/A	N/A	N/A	N/A

Portfolio turnover rate	13%	48%	35%	31%	31%	14%

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

22  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Six Months					Year
	Ended					Ended
	January 31, 2001					July 31,
Class B	(Unaudited)	2000	1999	1998	1997	1996[1]

Per Share Operating Data
Net asset value, beginning of period	$10.11	$10.57	$10.92	$10.94	$10.39	$10.69

Income (loss) from investment operations:

Net investment income	.23	.45	.45	.46	.49	.28

Net realized and unrealized gain (loss)	.39	(.45)	(.35)	.06	.55	(.30)

Total income (loss) from investment operations	.62	—	.10	.52	1.04	(.02)

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.23)	(.46)	(.45)	(.46)	(.49)	(.28)

Distributions from net realized gain	—	—	—	(.08)	—	—

Total dividends and/or distributions to shareholders	(.23)	(.46)	(.45)	(.54)	(.49)	(.28)

Net asset value, end of period	$10.50	$10.11	$10.57	$10.92	$10.94	$10.39

Total Return, at Net Asset Value[2]	6.15%	0.10%	0.82%	4.86%	10.27%	(0.12)%

Ratios/Supplemental Data Net assets, end of period (in thousands)	$138,416	$105,393	$132,763	$115,444	$82,474	$52,038

Average net assets (in thousands)	$115,372	$113,936	$129,538	$99,266	$65,192	$46,422

Ratios to average net assets:[3]

Net investment income	4.29%	4.57%	4.03%	4.21%	4.70%	4.74%

Expenses	1.64%	1.67%	1.67%	1.67%[4]	1.70%[4]	1.74%[4]

Expenses, net of indirect expenses	1.63%	N/A	N/A	N/A	N/A	N/A

Portfolio turnover rate	13%	48%	35%	31%	31%	14%

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

23  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months					Year
	Ended					Ended
	January 31, 2001					July 31,
Class C	(Unaudited)	2000	1999	1998	1997	1996[1]

Per Share Operating Data

Net asset value, beginning of period	$10.09	$10.55	$10.91	$10.93	$10.38	$10.68

Income (loss) from investment operations:

Net investment income	.23	.45	.45	.46	.49	.27

Net realized and unrealized gain (loss)	.39	(.45)	(.36)	.06	.55	(.30)

Total income (loss) from investment operations	.62	—	.09	.52	1.04	(.03)

Dividends and/or distributions to shareholders:

Dividends from net investment income	(.23)	(.46)	(.45)	(.46)	(.49)	(.27)

Distributions from net realized gain	—	—	—	(.08)	—	—

Total dividends and/or distributions to shareholders	(.23)	(.46)	(.45)	(.54)	(.49)	(.27)

Net asset value, end of period	$10.48	$10.09	$10.55	$10.91	$10.93	$10.38

Total Return, at Net Asset Value[2]	6.17%	0.10%	0.73%	4.87%	10.26%	(0.19)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$14,562	$12,659	$16,864	$11,340	$5,969	$2,171

Average net assets (in thousands)	$13,440	$14,424	$14,672	$8,614	$3,869	$1,156

Ratios to average net assets:[3]

Net investment income	4.29%	4.58%	4.03%	4.24%	4.66%	4.54%

Expenses	1.64%	1.67%	1.67%	1.66%[4]	1.70%[4]	1.80%[4]

Expenses, net of indirect expenses	1.63%	N/A	N/A	N/A	N/A	N/A

Portfolio turnover rate	13%	48%	35%	31%	31%	14

1.	For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

4.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

24  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $54,994,650 as of January 31, 2001. Including the effect of leverage, inverse floaters represent 10.26% of the Fund’s total assets as of January 31, 2001.

Non-Diversification Risk. The Fund is “non-diversified” and can invest in the securities of a single issuer. To the extent the Fund invests a relatively high percentage of its assets in the obligations of a single issuer or a limited number of issuers, the Fund is subject to additional risk of loss if those obligations lose market value or the borrower or issuer of those obligations defaults.

25  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of July 31, 2000, the Fund had available for federal tax purposes an unused capital loss carryover as follows:

Expiring

2006	$649,809

2008	4,150,343

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan for the Fund’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2001, a credit of $744 was made for the Fund’s projected benefit obligations and payments of $283 were made to retired trustees, resulting in an accumulated liability of $160,960 as of January 31, 2001.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

26  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

      The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2000. The Fund is currently performing an analysis to determine any necessary accounting changes as a result of the Guide, which will be implemented during the fiscal year beginning August 1, 2001.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended Jan. 31, 2001		Year Ended July 31, 2000

	Shares	Amount	Shares	Amount

Class A

Sold	1,731,152	$13,287,457	4,527,527	$45,309,638

Dividends and/or distributions reinvested	404,284	4,177,194	875,091	8,748,882

Acquisition—Note 8	9,572,831	99,078,796	—	—

Redeemed	(1,937,789)	(20,032,291)	(8,583,487)	(85,364,411)

Net increase (decrease)	9,770,478	$96,511,156	(3,180,869)	$(31,305,891)

Class B

Sold	977,117	$8,516,608	1,474,529	$14,751,467

Dividends and/or distributions reinvested	141,135	1,458,660	315,237	3,154,286

Acquisition—Note 8	2,673,404	27,696,468	—	—

Redeemed	(1,028,986)	(10,622,531)	(3,927,010)	(39,083,652)

Net increase (decrease)	2,762,670	$27,049,205	(2,137,244)	$(21,177,899)

Class C

Sold	245,556	$2,361,434	312,789	$3,130,309

Dividends and/or distributions reinvested	16,316	168,078	40,776	407,068

Redeemed	(126,278)	(1,298,762)	(697,604)	(6,951,101)

Net increase (decrease)	135,594	$1,230,750	(344,039)	$(3,413,724)

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2001, were $67,159,374 and $73,186,631, respectively.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. Effective January 1, 2000, the Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time. The Fund’s management fee for the six months ended January 31, 2001, was an annualized rate of 0.55%, before any waiver by the Manager if applicable.

28  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions
	Front-End	Front-End	on Class A	on Class B	on Class C
	Sales Charges	Sales Charges	Shares	Shares	Shares
	on Class A	Retained by	Advanced by	Advanced by	Advanced by
Six Months Ended	Shares	Distributor	Distributor[1]	Distributor[1]	Distributor[1]

January 31, 2001	$271,397	$61,532	$4,582	$283,472	$20,884

      1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

	Class A	Class B	Class C
	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges	Sales Charges	Sales Charges
Six Months Ended	Retained by Distributor	Retained by Distributor	Retained by Distributor

January 31, 2001	$—	$105,804	$1,892

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2001, payments under the Class A plan totaled $377,457 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $12,654 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a

29  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

4. Fees and Other Transactions with Affiliates Continued

flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2001, were as follows:

			Distributor's	Distributor's
			Aggregate	Unreimbursed
			Unreimbursed	Expenses as %
	Total Payments	Amount Retained	Expenses	of Net Assets
	Under Plan	by Distributor	Under Plan	of Class

Class B Plan	$579,447	$450,806	$3,080,986	2.23%

Class C Plan	67,552	10,876	240,947	1.65

5. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

30  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2001, the Fund had outstanding futures contracts as follows:

		Number of	Valuation as of	Unrealized
Contract Description	Expiration Date	Contracts	January 31, 2001	Appreciation

Contracts to Sell

Municipal Bonds	3/21/01	80	$8,282,500	$48,138

6. Illiquid Securities

As of January 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2001 was $7,530,000, which represents 1.40% of the Fund’s net assets.

7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended or at January 31, 2001.

8. Acquisition of Oppenheimer Main Street® California Municipal Fund

On December 8, 2000, the Fund acquired the net assets of Oppenheimer Main Street® California Municipal Fund. The Fund issued 12,246,235 shares of beneficial interest, valued at $126,775,264, in exchange for the net assets, resulting in combined net assets of $527,778,657 on December 8, 2000. The exchange qualified as a tax-free reorganization for federal income tax purposes.

31  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Officers and Trustees	Leon Levy, Chairman of the Board of Trustees

Donald W. Spiro, Vice Chairman of the Board of Trustees

Bridget A. Macaskill, Trustee and President

Robert G. Galli, Trustee

Phillip A. Griffiths, Trustee

Benjamin Lipstein, Trustee

Elizabeth B. Moynihan, Trustee

Kenneth A. Randall, Trustee

Edward V. Regan, Trustee

Russell S. Reynolds, Jr., Trustee

Clayton K. Yeutter, Trustee

Merrell Hora, Vice President

Jerry A. Webman, Vice President

Andrew J. Donohue, Secretary

Brian W. Wixted, Treasurer

Robert J. Bishop, Assistant Treasurer

Scott T. Farrar, Assistant Treasurer

Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	Citibank, N.A.

Independent Auditors	KPMG LLP

Legal Counsel	Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.
For more complete information about Oppenheimer California Municipal Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds Internet website at www.oppenheimerfunds.com.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

© Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

32  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMERFUNDS FAMILY

Global Equity

	Developing Markets Fund	Global Fund

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International Growth Fund

Equity

	Stock	Stock & Bond

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	Discovery Fund	Total Return Fund

	Main Street® Small Cap Fund	Quest Balanced Value Fund

	Quest Small Cap Fund[1]	Capital Income Fund

	MidCap Fund	Multiple Strategies Fund

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Trinity Growth Fund

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Fixed Income

	Taxable	Municipal

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	U.S. Government Trust	Intermediate Municipal Fund

Limited-Term Government Fund

Rochester Division

Rochester Fund Municipals

Limited Term New York Municipal Fund

Money Market[4]

	Money Market Fund	Cash Reserves

1.	The Fund’s name changed from “Oppenheimer Quest Small Cap Value Fund” on 5/19/00.

2.	The Fund’s Board has proposed to reorganize the Fund into another Oppenheimer fund, subject to shareholder approval.

3.	Available to investors only in certain states.

4.	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

33  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it’s automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.1 So call us today, or visit our website—we’re here to help.

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RS0790.001.0101      April 1, 2001